Cover	Jun. 01, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Entity File Number	1-13610
Entity Registrant Name	CIM COMMERCIAL TRUST CORPORATION
Entity Central Index Key	0000908311
Entity Tax Identification Number	75-6446078
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	17950 Preston Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75252
City Area Code	972
Local Phone Number	349-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 Par Value | Nasdaq Global Market
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT
Security Exchange Name	NASDAQ
Common Stock, $0.001 Par Value | Tel Aviv Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT-L
Series L Preferred Stock, $0.001 Par Value | Nasdaq Global Market
Document Information [Line Items]
Title of 12(b) Security	Series L Preferred Stock, $0.001 Par Value
Trading Symbol	CMCTP
Security Exchange Name	NASDAQ
Series L Preferred Stock, $0.001 Par Value | Tel Aviv Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Series L Preferred Stock, $0.001 Par Value
Trading Symbol	CMCTP